Revenue and Profit Deferrals (Schedule of Deferred Revenue and Profit) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 244.7	$ 288.3	$ 0.7	$ 176.4
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	66.3	126.4
Deferred Subsidy Revenue	21.1	19.6
Deferred Revenue	242.1	259.1
Semiconductor and Solar Materials [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	0	0
Long-term deferred revenue	2.6	29.2
Deferred Revenue	2.6	29.2
Short-term profit deferrals and deposits on sales [Member] | Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	$ 154.7	$ 113.1